Financial Instruments Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value
The carrying and fair values of financial instruments that are not reported at fair value in the condensed consolidated interim financial statements were as follows for the current and comparative periods:

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 135	2 117
Other non-current assets	238	293
Trade receivables and other current assets	712	615
Short-term investments	—	—
Cash and cash equivalents	12 017	17 234

Total Financial Assets (‘Amortized cost’ category)	15 102	20 259

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Financial Liabilities (‘Amortized cost’ category) within:
Bank loans	—	37
Lease liabilities	3 080	3 602
RCAs liability	5 275	4 590
Trade payables	5 582	4 736

Total Financial Liabilities (‘Amortized cost’ category)	13 937	12 965

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets at December 31, 2020	—	—	—	—
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	15 526	15 526

Total Liabilities at December 31, 2020	—	—	15 526	15 526

(€‘000)	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets at June 30, 2021	—	—	—	—
Liabilities	—	—	—	—

Contingent consideration and other financial liabilities	—	—	17 487	17 487

Total Liabilities at June 30, 2021	—	—	17 487	17 487

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Opening balance Contingent consideration at 1 January	15 526	24 754
Milestone payment	—	—
Fair value adjustment	1 961	(9 228)
Closing balance Contingent consideration at 30 June	17 487	15 526

Total - Contingent consideration and Other financial liabilities	17 487	15 526

Sensitivity Analysis Performed on Main Assumptions
Management estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

o	Probabilities of Success as of June 30, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

o	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%